Provisions - Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	$ 10,933,970	$ 17,722,585
Increases	8,531,438	8,896,958
Provisions reversals	(229,601)	(2,925,560)
Provisions used	(4,551,296)	(6,866,351)
Inflation adjustment	(6,015,066)	(5,893,662)
PROVISIONS	8,669,445	10,933,970
Other provisions [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	6,654,198	7,744,134
Increases	4,112,912	3,103,206
Provisions reversals	(1,748)	(4,402)
Provisions used	(848,113)	(1,217,503)
Inflation adjustment	(3,942,002)	(2,971,237)
PROVISIONS	5,975,247	6,654,198
Provision for Commercial Claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	4,735,527	5,756,787
Increases	1,941,895	1,999,220
Provisions used	(408,497)	(898,043)
Inflation adjustment	(2,772,834)	(2,122,437)
PROVISIONS	3,496,091	4,735,527
Provisions labor-related [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	552,679	737,720
Increases	666,023	356,639
Provisions used	(299,248)	(277,874)
Inflation adjustment	(304,629)	(263,806)
PROVISIONS	614,825	552,679
Provisions tax claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	627,828	537,919
Increases	409,216	354,576
Provisions used	(132,108)	(20,091)
Inflation adjustment	(310,126)	(244,576)
PROVISIONS	594,810	627,828
Others [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	738,164	711,708
Increases	1,095,778	392,771
Provisions reversals	(1,748)	(4,402)
Provisions used	(8,260)	(21,495)
Inflation adjustment	(554,413)	(340,418)
PROVISIONS	1,269,521	738,164
Provisions for reorganization [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	2,616,915	5,966,220
Increases	2,373,713	4,411,298
Provisions reversals	(227,853)	(576,486)
Provisions used	(3,703,183)	(5,648,848)
Inflation adjustment	(1,059,592)	(1,535,269)
PROVISIONS	0	2,616,915
Financial guarantees and loan commitments [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	1,662,857	4,012,231
Increases	2,044,813	1,382,454
Provisions reversals	0	(2,344,672)
Inflation adjustment	(1,013,472)	(1,387,156)
PROVISIONS	$ 2,694,198	$ 1,662,857